Organization and nature of operations - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Details) - VIEs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Certain risks and concentration
Purchases of goods and services from group companies	$ (29,486)
Sales of goods and services to group companies	2,913	$ 504	$ 217
Other operating activities with external parties	28,942	29,803	27,634
Net cash (used in)/generated from operating activities	2,369	30,307	27,851
Repayment of loans from group companies		342
Other investing activities with external parties	(70,526)	(10,433)	(21,985)
Net cash (used in)/generated from investing activities	(70,526)	(10,091)	(21,985)
Loans from group companies	60,248	7,003	437
Repayment of loans to group companies	(42,164)	(28,028)	(19,285)
Other financing activities with external parties	46,431	6,768	(8,837)
Net cash generated from/(used in) financing activities	$ 64,515	$ (14,257)	$ (27,685)